PARENT COMPANY (ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
PARENT COMPANY (ONLY) FINANCIAL INFORMATION
PARENT COMPANY (ONLY) FINANCIAL INFORMATION

NOTE 17 — PARENT COMPANY (ONLY) FINANCIAL INFORMATION

The following table presents the condensed financial statements for Skagit State Bancorp, Inc. (parent company only) at December 31, 2011 and 2010:

Condensed Balance Sheet
December 31,	2011	2010
Assets
Cash and due from banks	$184	$93
Other assets	151	144
Investment in subsidiary	70,089	65,750
Total Assets	$70,424	$65,987

Liabilities
Other liabilities	$—	$15
Stockholders’ equity
Common stock	12,644	12,541
Accumulated other comprehensive income, net of tax	3,769	1,639
Retained earnings	54,011	51,792
Total stockholders’ equity	70,424	65,972
Total Liabilities and Stockholders’ Equity	$70,424	$65,987

Condensed Statement of Income
Year Ended December 31,	2011	2010	2009
Non-interest expense	$309	$286	$328
Loss before income tax benefit and equity in undistributed income of subsidiaries	(309)	(286)	(328)
Income tax benefit	104	91	91
Loss before equity in undistributed income of subsidiaries	(205)	(195)	(237)
Undistributed income of subsidiaries	1,970	3,105	1,185
Dividend income from Bank	3,738	2,554	2,359
Net Income	$5,503	$5,464	$3,307

Condensed Statement of Cash Flows
Year Ended December 31,	2011	2010	2009
Cash Flows from Operating Activities:
Net Income	$5,503	$5,464	$3,307
Adjustments to reconcile net income to net cash flows from operating activities:
Equity in undistributed (earnings) losses of subsidiary	(1,970)	(3,105)	(1,185)
Other assets	(7)	89	(91)
Other liabilities	(15)	(20)	35
Net cash flows from operating activities	3,511	2,428	2,066

Cash Flows from Financing Activities:
Amount paid for redemption of common stock	(931)	—	—
Cash dividends paid to stockholders	(2,489)	(2,354)	(2,059)
Proceeds for exercise of stock options	—	—	4
Net cash flows from financing activities	(3,420)	(2,354)	(2,055)

Cash and due from banks, beginning of year	93	19	8
Cash and due from banks, end of year	$184	$93	$19